Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,080	5,660	—	7,740
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	464	744	18	1,226
Depreciation, amortization and asset removal costs	509	448	—	957
Income (loss) before financing charges and income tax expense	1,107	744	(18)	1,833

Capital investments	1,209	899	—	2,108

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,826	5,359	—	7,185
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	414	664	3	1,081
Depreciation, amortization and asset removal costs	485	428	—	913
Income (loss) before financing charges and income tax expense	927	688	(3)	1,612

Capital investments	1,320	784	—	2,104
Total Assets by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	18,747	18,109
Distribution	11,880	11,475
Other	663	637
Total assets	31,290	30,221
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	157	157
Distribution	216	216
Total goodwill	373	373